Provisions	12 Months Ended
Mar. 31, 2022
Provisions
Provisions

16. Provisions

A provision is a liability recorded in the statement of financial position, where there is uncertainty over the timing or amount that will be paid, and is therefore often estimated. The main provisions we hold are in relation to asset retirement obligations, which include the cost of returning network infrastructure sites to their original condition at the end of the lease and claims for legal and regulatory matters.

Accounting policies

Provisions are recognised when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured at the Directors’ best estimate of the expenditure required to settle the obligation at the reporting date and are discounted to present value where the effect is material. Where the timing of settlement is uncertain amounts are classified as non-current where settlement is expected more than 12 months from the reporting date.

Asset retirement obligations

In the course of the Group’s activities, a number of sites and other assets are utilised which are expected to have costs associated with decommissioning. The associated cash outflows are substantially expected to occur at the dates of decommissioning of the assets to which they relate, and are long term in nature.

Legal and regulatory

The Group is involved in a number of legal and other disputes, including where the Group has received notifications of possible claims. The Directors of the Company, after taking legal advice, have established provisions considering the facts of each case. For a discussion of certain legal issues potentially affecting the Group see note 29 ‘Contingent liabilities and legal proceedings’ to the consolidated financial statements.

Restructuring

The Group undertakes periodic reviews of its operations and recognises provisions as required based on the outcomes of these reviews. The associated cash outflows for restructuring costs are primarily less than one year.

Other

Other comprise various items that do not fall within the Group’s other categories of provisions.

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
1 April 2020	955	502	545	530	2,532
Exchange movements	6	(11)	4	7	6
Acquisition of subsidiaries	6	–	–	–	6
Amounts capitalised in the year	294	–	–	–	294
Amounts charged to the income statement	–	138	153	167	458
Utilised in the year − payments	(32)	(54)	(243)	(175)	(504)
Amounts released to the income statement	(7)	(47)	(33)	(66)	(153)
31 March 2021	1,222	528	426	463	2,639
Exchange movements	3	(25)	(4)	5	(21)
Amounts capitalised in the year	297	–	–	–	297
Amounts charged to the income statement	–	216	216	139	571
Utilised in the year − payments	(51)	(128)	(295)	(197)	(671)
Amounts released to the income statement	(1)	(142)	(41)	(83)	(267)
31 March 2022	1,470	449	302	327	2,548

Provisions have been analysed between current and non-current as follows:

31 March 2022

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
Current liabilities	43	235	241	148	667
Non-current liabilities	1,427	214	61	179	1,881
	1,470	449	302	327	2,548

31 March 2021

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
Current liabilities	43	273	353	223	892
Non-current liabilities	1,179	255	73	240	1,747
	1,222	528	426	463	2,639